Financial Statement Schedule I	12 Months Ended
Sep. 30, 2020
Financial Statement Schedule I
Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
BALANCE SHEETS
(In thousands, except share data and per share data)

	As of September 30,
	2019	2020
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	1,383	283
Prepayment and other current assets	381	427
Amounts due from subsidiaries	8,474	8,480

Total current assets	10,238	9,190

Non-current assets
Long-term investments	1,289	1,159
Investment in subsidiaries	192,265	225,251

Total non-current assets	193,554	226,410

Total assets	203,792	235,600

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	989	2,314
Amounts due to subsidiaries	98,434	155,311
Bank borrowings	31,538	—

Total current liabilities	130,961	157,625

Total liabilities	130,961	157,625

Shareholders’ equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000shares authorized; 134,210,745 and 135,320,433 shares issuedand outstanding as of September 30, 2019 and 2020, respectively)	13	14
Additional paid-in capital	24,507	27,316
Accumulated other comprehensive loss	(12,357)	(832)
Retained earnings	60,668	51,477

Total equity	72,831	77,975

Total liabilities and equity	203,792	235,600

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF OPERATIONS
(In thousands, except share data and per share data)

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Cost of sales	(161)	(23)	(139)
Selling expenses	(80)	(10)	(58)
General and administrative expenses	(2,887)	(3,100)	(5,823)

Operating loss	(3,128)	(3,133)	(6,020)
Share of equity income in its subsidiaries and the VIEs	14,763	23,776	21,385
Interest income	1	21	6
Interest expense s	(2,110)	(2,261)	(932)
Exchange gain (loss)	2,100	2,851	(4,009)

Net income	11,626	21,254	10,430

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF COMPREHENSIVE INCOME
(In thousands, except share data and per share data)

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Net income	11,626	21,254	10,430
Other comprehensive (loss) income Foreign currency translation adjustment	(6,245)	(6,719)	11,207

Total comprehensive income	5,381	14,535	21,637

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF CASH FLOWS
(In thousands, except share data and per share data)

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(9,575)	18,025	49,752
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share options exercised by employees	1,489	—	—
Loan to optionees in connection with exercise of options	(1,558)	—	—
Repayment of loan to optioneesin connection with exercise of options	193	135	192
Capital contribution from noncontrolling interests	29	—	—
New short-term loans drawn down	20,573	—	—
Loan repayments	—	(19,000)	(31,423)
Dividends paid to shareholders	(14,949)	—	(19,621)

Net cash provided by (used in) financing activities	5,777	(18,865)	(50,852)

Net decrease in cash and cash equivalents and restricted cash	(3,798)	(840)	(1,100)
Cash and cash equivalents and restricted cash at beginning of the year	6,021	2,223	1,383

Cash and cash equivalents and restricted cash at end of the year	2,223	1,383	283

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
NOTES TO FINANCIAL STATEMENTS
(In thousands, except share data and per share data)

1.	BASIS FOR PREPARATION
The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and the VIEs. The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, the VIEs and the VIEs’ subsidiaries were over the

25
% of the consolidated net assets of the Group as of September
30,
2020
.

2.	INVESTMENTS IN SUBSIDIARIES AND THE VIEs
In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, the VIEs and the VIEs’ subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting and the Parent Company’s share of income from its subsidiaries are reported as the single line item of share of equity income in its subsidiaries and the VIEs.
The Parent Company’s share of equity income in its subsidiaries and the VIEs recognized during the years ended September

30,
2018,
2019
and
2020
were US$
14,763,
US$
23,776
and US$
21,385,
respectively.